R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
DFA International Value Portfolio
Investment Objective
The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R2 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R2	[1]
Management Fee	0.60%
Shareholder Services Fees	0.25%	[2]
Other Expenses	0.03%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%
[1]	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
[2]	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

EXAMPLE
This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Class R2 | USD ($)	69	218	379	847

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Class R2 | USD ($)	69	218	379	847

The Example reflects the aggregate annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
PORTFOLIO TURNOVER
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.
Principal Investment Strategies
The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow and price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2017, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,593 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Value Series may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio's Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio's past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
DFA International Value Portfolio Class R2 Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
33.78% (4/09–6/09)	-23.11% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2017
Average Annual Total Returns - R2 Shares - DFA INTERNATIONAL VALUE PORTFOLIO	1 Year	5 Years	Since Inception	Inception Date
Class R2	25.80%	7.70%	1.88%	Apr. 30, 2008
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	2.32%